Other current assets (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Current portion of long-term financial investments measured at FVPL	$ 33	$ 31
Current portion of long-term receivables from customers	122	133
Current portion of minimum lease payments from finance lease agreements	46	57
Prepaid expenses	89	46
Other receivables, security deposits and current assets	147	52
Derivative financial instruments	1	0
VAT receivable	64	68
Total other current assets	$ 502	$ 387